Fixed Assets, Net	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
FIXED ASSETS, NET
11.	FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Computer equipment	2,343,061	2,285,185	358,595
Office building	588,685	588,685	92,378
Leasehold improvements	141,065	194,336	30,496
Office furniture and equipment	135,759	158,784	24,917
Others	19,757	27,786	4,360
	3,228,327	3,254,776	510,746
Less: Accumulated depreciation	(1,860,149)	(1,916,807)	(300,789)
Construction in progress	25,289	6,815	1,069
	1,393,467	1,344,784	211,026

Impairment charges in the amount of nil, RMB95,111 and nil were recognized on fixed assets for the years ended December 31, 2019, 2020 and 2021, respectively.

Depreciation expense was RMB476,068, RMB480,396 and RMB400,241 (US$62,807) for the years ended December 31, 2019, 2020 and 2021, respectively.